MD&A - Capital management (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Capital Management [Line Items]
Increase (decrease) in CET1 capital	$ 1,200
Operating profit / (loss) before tax	4,521	$ 8,960	$ 8,964
Increase (decrease) in CET1 capital through foreign currency translation effects before tax	900
Increase (decrease) in CET1 capital through deferred tax assets on temporary differences	200
Increase (decrease) in CET1 capital through accruals for proposed dividends	(3,000)
Current tax expense / (benefit)	1,400
Loss-absorbing AT1 capital	12,500
Increase (decrease) in loss-absorbing AT1 capital	700
Decrease in AT1 capital through call of capital instruments	2,500
High-trigger loss-absorbing additional tier 1 capital instruments transferred to other entity	1,100
Increase in AT1 capital through issuance of capital instruments	3,500
TLAC-eligible senior unsecured debt included in gone concern loss-absorbing capacity	53,900
Increase (decrease) in gone concern loss-absorbing capacity	7,500
Gone concern loss-absorbing capacity	$ 54,500